Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes
18.	Income taxes

The income tax expense/(benefit) consists of the following:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Income /(Loss) before income taxes
Domestic	Rs.	1,785	Rs.	2,287	Rs.	5,005	US$	92
Foreign		(3,466)		2,949		(10,098)		(186)

	Rs.	(1,681)	Rs.	5,236	Rs.	(5,093)	US$	(94)
Current income tax expense:
Domestic	Rs.	788	Rs.	1,884	Rs.	2,313	US$	42
Foreign		222		(653)		108		2
Deferred income tax:
Domestic		43		(1,640)		(543)		(10)
Foreign		(288)		5,547		150		3

Total	Rs.	765	Rs.	5,138	Rs.	2,028	US$	37

Tax effects of significant timing differences on the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes	Rs.	276	Rs.	(122)	Rs.	(343)	US$	(6)

Unearned revenues		(84)		41		175		3
Allowances for uncollectible receivables and other current assets		(47)		(188)		(82)		(1)

Net operating loss		—		5,028		172		3

Minimum alternate tax credit		—		(183)		—		—

Interest and expenses allowed on payment basis		(152)		(638)		(550)		(10)

Tax on undistributed earnings of subsidiary		—		126		(9)		—
Others		(238)		(157)		244		4

Total	Rs.	(245)	Rs.	3,907	Rs.	(393)	US$	(7)

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Income /(loss) before income tax	Rs.	(1,681)	Rs.	5,236	Rs.	(5,093)	US$	(94)
Statutory income tax rate		33.22%		32.45%		32.45%		32.45%

Expected income tax expense/(benefit) at statutory rate		(558)		1,699		(1,652)		(31)
Adjustments to reconcile expected income tax expense to reported income tax expense:
State taxes, net of federal tax benefits		1		(7)		(7)		—
Differences arising from different tax rates in other tax jurisdictions and income taxed at differential rate		397		580		883		16
Changes in enacted tax rate for TCL India and its subsidiaries in other tax jurisdictions		(9)		434		373		7
Changes in valuation allowance including losses of overseas subsidiaries		3,258		4,608		2,125		39
Equity in net loss of equity method investee		(1,839)		3,442		(77)		(1)

Fair value gain on investment of Neotel		—		(3,584)		—		—

Non deductible interest expense		100		—		—		—
Tax on undistributed earnings of subsidiary		—		126		(9)		—
Others, net		(585)		(2,160)		392		7

Income tax expense/(benefit)	Rs.	765	Rs.	5,138	Rs.	2,028	US$	37

Changes in valuation allowances

	For the year ended March 31,
	2012		2013
	(In millions)
Beginning balance	Rs.	(11,676)	Rs.	(20,219)	US$	(371)
Increase on account of business combination		(2,465)		—		—
Increases for the current year		(4,608)		(2,125)		(39)
Reduction in deferred tax assets and corresponding valuation allowance pertaining to earlier years		—		1,622		30
Effect of foreign currency translation		(1,470)		869		16

Ending Balance	Rs.	(20,219)	Rs.	(19,853)	US$	(364)

In fiscal 2012, Tata Communications Internet Service Limited (TCISL), a wholly owned subsidiary of Tata Communications Limited was merged with Tata Communications Limited. Consequent to this re-organization, there has been a reduction in the current tax expense of Rs.  380 million because of utilization of tax loss and an increase in deferred tax benefit of Rs.  397 million because of reversal of valuation allowance relating to tax loss carry forward, as these losses are expected to be realized on account of probable sufficient future tax profits.

Change in valuation allowance in fiscal 2012 includes Rs.  6,736 million relating to Neotel’s net operating losses carry-forward. The Company evaluated the availability of future taxable income taking into consideration current available evidences including operating trends and recognized the valuation allowance.

The deferred income tax balance sheet accounts result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. Significant components of deferred tax assets and liabilities are as follows:

	For the year ended March 31,
	2012		2013
	(In millions)
Tax effect of:
Deferred tax assets:
Net operating losses carry-forwards	Rs.	16,271	Rs.	16,404	US$	301
Losses of equity method investee		—		77		1
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		3,307		2,097		38
Allowances for uncollectible receivables and other current assets		1,067		1,276		23
Unearned revenues		3,762		3,520		65
National long distance license fees		154		143		3
Interest and expenses allowed on payment basis		2,031		3,022		55
Minimum alternate tax credit		183		183		3
Others		1,612		1,481		28

Gross deferred tax assets	Rs.	28,387	Rs.	28,203	US$	517
Less: Valuation allowance		(20,219)		(19,853)		(364)

Net deferred tax assets		8,168		8,350		153

Deferred tax liabilities:
Differences in carrying amounts of property, plant and equipment for accounting and income tax purposes		7,781		7,414		136
Prepaid pension asset		448		418		8
Tax on undistributed earnings of subsidiary		126		117		2
Others		69		78		1

Total	Rs.	8,424	Rs.	8,027	US$	147

Net deferred tax (liability)/Assets	Rs.	(256)	Rs.	323	US$	6

Current deferred tax asset, net	Rs.	2,132	Rs.	2,405	US$	44
Non-current deferred tax asset, net		790		454		8
Current deferred tax liability, net		1		1		—
Non-current deferred tax liability, net		3,177		2,535		46

Deferred tax assets and liabilities in respect of the same taxpaying component and jurisdiction have been offset.

Deferred tax assets on net operating losses, which would expire based on the year of origination are as follows:

Jurisdiction	Deferred Tax Assets on Net Operating Losses
	Fiscal 2013 (In millions)				Expiration of operating losses
US	Rs.	2,372	US$	44	Between 2018 and 2032
Canada		1,209		22	Between 2026 and 2033
India		632		12	2016 to 2020
APAC		227		4	Unlimited
Europe		2,142		39	4 years and higher
South Africa		9,822		180	Unlimited

Tax effect/(benefit) allocated to each component of other comprehensive loss are as follows:

	For the year ended March 31,
	2011		2012		2013
	(In millions)
Unrealised (loss)/gain on available-for-sale securities	Rs.	(19)	Rs.	(1)	Rs.	1	US$	—
Employee benefit plans		94		(150)		(208)		(4)

Ending Balance	Rs.	75	Rs.	(151)	Rs.	(207)	US$	(4)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended March 31,
	2012		2013
	(In millions)
Beginning Balance	Rs.	6,999	Rs.	7,412	US$	136
Increase on account of business combinations		64		—		—
Increases related to current year tax positions		347		272		5
Decreases related to prior year tax positions		(26)		(64)		(1)
Foreign currency translation		28		5		—

Ending Balance	Rs.	7,412	Rs.	7,625	US$	140

The Company’s total unrecognized tax benefits, if recognized, would reduce the tax liability by Rs.  7,625 million (US$ 140 million) as of March 31, 2013, and would affect the Company’s effective tax rate.

The Company’s major tax jurisdictions are India, the U.S., South Africa and Canada, though the Company also files tax returns in other foreign jurisdictions. In India, the assessment is not yet completed for fiscal 2009 through 2012. The Company has received notices for examination in U.S., Canada, Netherland, France and Belgium.

In fiscals 2012 and 2013, the Company has not recorded any interest and penalty on uncertain tax positions. As of March 31, 2013 the Company has an accrual of Rs.  344 million (US$ 6 million) towards interest and penalties included in advance tax (net).

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as these would depend upon the outcome of the matters with various appellate authorities, which are not expected to be concluded / attain finality, within the next 12 months.